Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Multiple Sponsored Retirement Options II

Supplement Dated May 1, 2022 to the Contract Prospectus and
Updating Summary Prospectus

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Updating Summary Prospectus. Please read it carefully and keep it with your Contract Prospectus and Updating Summary Prospectus for future reference.

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the VY® FMR® T. Rowe Price International Stock Portfolio.

Notice of and Important Information About an Upcoming Fund Reorganization

On January 27, 2022, the Board of Trustees of Voya Investors Trust approved a proposal to reorganize the “Disappearing Portfolio” with and into the following “Surviving Portfolio” (the “Reorganization”):

Disappearing Portfolio	Surviving Portfolio
VY® T. Rowe Price International Stock Portfolio (Class S)	Voya International Index Portfolio (Class I)

The Reorganization is subject to approval by the shareholders of the Disappearing Portfolio. If shareholder approval of the Reorganization is obtained, it is expected that the Reorganization will become effective on or about the close of business on July 8, 2022.

If shareholders of the Disappearing Portfolio approve the Reorganization, from the close of business on July 1, 2022 through the close of business on July 8, 2022, the Disappearing Portfolio will be in a “transition period” during which time a transition manager will sell all or most of its assets and the transition manager may hold a large portion of the Disappearing Portfolio’s assets in temporary investments. During this time, the Disappearing Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in buy and sell transactions and such transactions may be made at a disadvantageous time.

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in a Disappearing Portfolio to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “THE INVESTMENT OPTIONS” section of your Contract Prospectus for information about making subaccount transfers.

On the Reorganization Date. On the Reorganization Date, your investment in the subaccount that invested in the Disappearing Portfolio will automatically become an investment in the subaccount that invests in the corresponding Surviving Portfolio with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Please note that all existing account balances invested in Class S shares of the Disappearing Portfolio will automatically become investments in the subaccount that invests in Class I shares of the Surviving Portfolio. Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract owners an investment in a similar fund managed by the same investment adviser at a lower cost.

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Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Disappearing Portfolio will no longer be available through your contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invested in the Disappearing Portfolio will be automatically allocated to the subaccount that invests in the corresponding Surviving Portfolio. See the “THE INVESTMENT OPTIONS” section of your Contract Prospectus for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at Customer Service, P.O. Box 990063, Hartford, CT 06199-0063 or calling us at 1-800-584-6001.

Information about the Surviving Portfolio. Summary information about the Voya International Index Portfolio (Class I) can be found in APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT in the Contract Prospectus or APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT in the Updating Summary Prospectus. More detailed information can be found in the current prospectus and Statement of Additional Information for that fund.

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number, or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

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VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

MULTIPLE SPONSORED RETIREMENT OPTIONS II

A GROUP DEFERRED FIXED AND VARIABLE ANNUITY CONTRACT

(“THE CONTRACT” OR “CONTRACTS”)

issued to

Plans Established by Eligible Organizations Under Tax Code Sections 401(a),
401(k), 403(b) and 457, including Roth 401(k), Roth 403(b)
and Roth 457(b) Plans

UPDATING SUMMARY PROSPECTUS

May 1, 2022

____________________________________________________________________________

Two classes of Contract are described in this updating summary prospectus. The Texas K-12 class of Contract (“Texas K-12 Contract”) are voluntary 403(b) annuity contracts issued to employees of K-12 public schools in Texas. The Texas K-12 Contract meets the requirements established by the Teachers Retirement System of Texas in support of Senate Bill 273. Contract other than Texas K-12 Contract are issued in connection with plans established by eligible organizations under Tax Code Sections 401(a), 401(k), 403(b) and 457, including Roth 401(k), Roth 403(b), and Roth 457(b) plans.

The full prospectus for the Contract contains more information about the Contract, including the features, benefits, and risks. You can find the current prospectus and other information about the Contract online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA28672. You can also obtain this information at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

If a participant elects to deduct from the participant’s account advisory fees due under an independent advisory services agreement between the participant and an investment adviser, then such deductions will reduce the death benefit payable under the participant’s certificate and also may be subject to federal and state income taxes and a 10% federal penalty tax.

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved this Contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

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SPECIAL TERMS USED IN THIS SUMMARY PROSPECTUS

The following are some of the important terms used throughout this summary prospectus that have special meaning.

Account Value: The value of: (1) amounts allocated to the Fixed Interest Options, including interest earnings to date; less (2) any deductions from the Fixed Interest Options (e.g., withdrawals and fees); and plus (3) the current dollar value of amounts allocated to the Subaccounts of Variable Annuity Account C, which includes investment performance and fees deducted from the Subaccounts.

Contract or Contracts: The group deferred fixed and variable annuity Contract offered by your Plan Sponsor as a funding vehicle for your retirement plan.

Contract Holder: The person to whom we issue the Contract. Generally, the Plan Sponsor or a trust.

Contract Loans: Loans initiated by a participant from their Vested individual Account Value allocated to certain Subaccounts and Fixed Interest Options. Amounts equal to a Contract Loan are transferred to the General Account.

Customer Service: The location from which we service the Contracts. The mailing address and telephone number of Customer Service is Defined Contributions Administration, P.O. Box 990063, Hartford, CT 06199-0063, 1-800-584-6001.

Fixed Interest Options: The Guaranteed Accumulation Account, The Fixed Account, the Fixed Plus Account and the Fixed Plus Account II A are Fixed Interest Options that may be available during the Accumulation Phase under some Contracts. Amounts allocated to the Guaranteed Accumulation Account are deposited in a nonunitized separate account established by the Company. Amounts allocated to the Fixed Interest Options are held in the Company’s General Account which supports insurance and annuity obligations.

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

General Account: The account that contains all of our assets other than those held in Variable Annuity Account C or one of our other separate accounts.

Investor (also “you” or “participant”): The individual who participates in the Contract through a retirement plan.

Loan Interest Rate Spread: The difference between the rate charged and the rate credited on loans under your Contract.

Plan Loans: Loans initiated by 401(a), 401(k), 403(b) or governmental 457 plan participants from Vested account balances. Amounts equal to a Plan Loan are transferred to a trust or custodial account held by the Plan Sponsor.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Purchase Payment: Collectively, the initial purchase payment and any additional purchase payment.

Subaccount: Division(s) of Variable Annuity Account C that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code: The Internal Revenue Code of 1986, as amended.

VRIAC, the Company, we, us and our: Voya Retirement Insurance and Annuity Company, a stock company domiciled in Connecticut, that issues the Contract described in this summary prospectus.

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Variable Annuity Account C, the Separate Account: Voya Variable Annuity Account C, a segregated asset account established by us to fund the variable benefits provided by the Contract. The Variable Annuity Account C is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and it also meets the definition of “separate account” under the federal securities laws.

Variable Investment Options: The Subaccounts of Variable Annuity Account C. Each one invests in a specific mutual Fund.

Vested: The amount of money in a participant’s individual account attributable to participant contributions. In an, employer-sponsored retirement plan (i.e., a 401(k) or 403(b) plan), the Vested amount may include employer matching contributions.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this summary prospectus is a summary of certain Contract features that have changed since May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.

•	Fee Table
•	Contract Loans that have a 0.0% Loan Interest Spread may be subject to a Contract Loan initiation fee. For Contract Loans with a 0.0% loan interest rate spread issued prior to May 1, 2022, this fee will not exceed $100 per loan. For Contract Loans with a 0.0% Loan Interest Rate Spread issued on or after May 1, 2022, this fee will not exceed $125 per loan. The Contract Loan Initiation Fee will be deducted from the vested individual Account Value during the first month of the loan period. We reserve the right to change the fee charged for loan initiation, but not to exceed the stated maximums.
•	Contract Loans issued on or after May 1, 2022, that have a 0.0% loan interest spread may also be subject to an annual Contract Loan administration fee (in addition to a Contract Loan initiation fee). The annual Contract Loan administration fee may apply to each outstanding Contract Loan and, if applied, will be deducted from the Vested individual Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for Contract Loan administration, but the fee will not exceed $50.
•	Investment Options
•	The AMG River Road Mid Cap Value Fund changed its investment objective to “The Fund seeks to provide long-term capital appreciation.”
•	Effective on or about June 20, 2021, the Subaccount that invests in the Franklin Small Cap Value VIP Fund will be closed to new investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this Fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
•	The Delaware Management Company became the investment advisor to the Ivy Science and Technology Fund and effective July 1, 2021, the Ivy Science and Technology Fund was renamed the “Delaware Ivy Science and Technology Fund.”
•	Effective August 31, 2021, the Board of Directors of BlackRock Mid Cap Dividend Series, Inc. (the “Corporation”) approved a change in the name of the Corporation to “BlackRock Mid Cap Dividend Series, Inc.” and a change in the name of the BlackRock Mid Cap Dividend fund to “BlackRock Mid Cap Value Fund.”
•	The Voya Large Cap Growth Portfolio and the VY® T. Rowe Price Growth Equity Portfolio each changed their classification from “diversified” to “non-diversified,” as such items are defined under the Investment Company Act of 1940, as amended.
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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES
Charges for Early Withdrawals

If the Investor withdraws money from the Contract within ten (10) years following a specified date, the Investor can be assessed an early withdrawal charge equal to a maximum of 7% of the amount withdrawn. The specified date referenced in the preceding sentence can vary depending on the terms of the Contract, and will be either: (1) the date the individual account was established; or (2) the date the Contract was established.

For example, if you make an early withdrawal from a K-12 Contract, you could pay a surrender charge of up to $7,000 on a $100,000 investment.

Please also note that withdrawals from the Guaranteed Accumulation Account are subject to a Market Value Adjustment, which can be either positive or negative (see Appendix B to this prospectus).

See “FEE TABLE - Transaction Expenses” and “CHARGES AND FEES - Transaction Fees - Early Withdrawal Charge” in the full prospectus for the Contract.

Transaction Charges

In addition to the early withdrawal charge, the Investor may also be charged for other transaction. If you take a Contract Loan from your Account Value, you may be subject to a Loan Initiation fee not to exceed $125 per loan;

• Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate; and

•  Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from contract value.

See “FEE TABLE - Transaction Expenses” and “CHARGES AND FEES” in the full prospectus for the Contract.

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FEES AND EXPENSES (continued from previous page)
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee is charged until the loan is repaid. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	1.50%[1,2]	1.75%[1,2]
	Investment options (Portfolio Company fees and expenses)	0.16%[3]	1.51%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add early withdrawal charges that substantially increase costs.

	Lowest Annual Cost Estimate: $180	Highest Annual Cost Estimate: $3,704

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No optional benefits;

•   Fees and expenses of least expensive Fund

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Fees and expensive for the most expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE - Periodic Fees and Expenses” and “CHARGES AND FEES - Periodic Fees and Charges” in the full prospectus for the Contract.

[1]	As a percentage of average Account Value.
[2]	The base contract expenses include (1) the mortality and expense risk charge (1.25% for Texas K-12 Contracts and 1.50% for all other Contracts), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits; and (2) a $50 annual maintenance fee converted to an annual percentage equal to 0.0016%. The administrative expense charge and the annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. Additionally, the minimum amount reflects the lower mortality and expense risk charge for K-12 Contracts and the maximum amount reflects the higher mortality and expense risk charge for all other Contracts. See “CHARGES AND FEES - Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2021, and will vary from year to year.
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RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the prospectus for the Contract.
Not a Short-Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full prospectus for the Contract.

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See ‘THE INVESTMENT OPTIONS - The Variable Investment Options” APPENDIX A, APPENDIX B, APPENDIX C, APPENDIX D, and APPENDIX E in the full prospectus for the Contract and “APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT” to this summary prospectus.

Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT - The General Account” in the full prospectus for the Contract.

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RESTRICTIONS
Investment Options

•  Generally the Contract Holder or you, if permitted by the plan, may select no more than 25 investment options at enrollment. Thereafter, more than 25 investment options can be selected at any one time;

•   Some Subaccounts and Fixed Interest Options may not be available through certain Contracts, your plan or in some states. See your Contract or certificate for any state specific variations;

•   Not all Fixed Interest Options may be available for current or future investment;

•   There are certain restrictions on transfers from the Fixed Interest Options;

•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•  The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS - Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT - Limits on Frequent or Disruptive Transfers” in the full prospectus for the Contract.

Optional Benefits

•   We may discontinue or restrict the availability of an optional benefit;

•  Benefits available to you may vary based on employer and state approval. Participants should refer to their plan documents for available benefits; and

•  If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

•   See the “Optional Benefits Available Under the Contract - Other Optional Benefits” and “MAKING WITHDRAWALS: ACCESSING THE MONEY IN YOUR CONTRACT” sections of this summary prospectus.

TAXES
Tax Implications

•  You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•  There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•  Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS” in the full prospectus for the Contract.

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CONFLICTS OF INTEREST
Investment Professional Compensation

•   We pay compensation to broker/dealers whose registered representatives sell the Contract.

•   Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•   Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS - Contract Distribution” in the full prospectus for the Contract.

Exchanges

Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full prospectus for the Contract.

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APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA28672, by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks to provide long-term capital appreciation.	AMG River Road Mid Cap Value Fund[4] (Class N) Investment Adviser: AMG Funds LLC Subadviser: River Road Asset Management, LLC	1.12%	31.98%	7.52%	11.43%
Seeks long-term capital appreciation.	Alger Responsible Investing Fund[4] (Class A) Investment Adviser: Fred Alger Management, LLC	1.27%	23.91%	23.07%	16.95%
Seeks long-term capital growth, consistent with Islamic principles.	Amana Growth Fund[4] (Investor Shares) Investment Adviser: Saturna Capital Corporation	0.95%	31.53%	25.17%	17.76%
Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.	Amana Income Fund[4] (Investor Shares) Investment Adviser: Saturna Capital Corporation	1.04%	22.51%	15.06%	12.77%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[4]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation and current income.	American Beacon Small Cap Value Fund[5] (Investor Class) Investment Adviser: American Beacon Advisors, Inc. Subadvisers: Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; Foundry Partners, LLC; Hillcrest Asset Management, LLC; Hotchkis and Wiley Capital Management, LLC and Mellon Investments Corporation	1.16%	27.72%	8.24%	11.63%
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investments® Inflation-Adjusted Bond Fund[5] (Investor Class) Investment Adviser: American Century Investment Management, Inc.	0.47%	6.37%	4.92%	2.63%
Seeks to strive for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.	American Funds® – American Mutual Fund® [5] (Class R-4) Investment Adviser: Capital Research and Management CompanySM	0.62%	24.91%	12.87%	12.61%
Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The Fund’s secondary objective is to provide growth of capital.	American Funds® – Capital Income Builder® [5] (Class R-4) Investment Adviser: Capital Research and Management CompanySM	0.61%	15.00%	8.12%	7.68%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[5]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks to provide long-term growth of capital.	American Funds® – EuroPacific Growth Fund® [6] (Class R-4) Investment Adviser: Capital Research and Management CompanySM	0.81%	2.49%	12.47%	9.62%
Seeks to achieve long-term growth of capital and income.	American Funds® – Fundamental Investors® [6] (Class R-4) Investment Adviser: Capital Research and Management CompanySM	0.63%	22.45%	15.62%	14.95%
Seeks to provide long-term capital appreciation.	American Funds® – New World Fund® [6] (Class R-4) Investment Adviser: Capital Research and Management CompanySM	0.92%	4.77%	14.19%	9.2%
Seeks to provide long-term growth of capital.	American Funds® – SMALLCAP World Fund® [6] (Class R-4) Investment Adviser: Capital Research and Management CompanySM	1.00%	10.27%	17.83%	14.76%
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America® [6] (Class R-4) Investment Adviser: Capital Research and Management CompanySM	0.65%	19.27%	20.83%	17.89%
Seeks long-term capital appreciation.	Ariel Fund[6] (Investor Class) Investment Adviser: Ariel Investments, LLC	1.00%	30.36%	12.33%	14.37%
Seeks maximum long-term capital growth.	Artisan International Fund[6] (Investor Class) Investment Adviser: Artisan Partners Limited Partnership	1.19%	9.02%	12.09%	9.10%

*	Operating Expenses reflecting waivers or expense limitations as reported in the Fund’s expenses.
[6]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.	Ave Maria Rising Dividend Fund[7] Investment Adviser: Schwartz Investment Counsel, Inc.	0.93%	19.4%	13.6%	13.1%
Seeks long-term growth of capital.	BlackRock Health Sciences Opportunities Portfolio[7] (Institutional Shares) Investment Adviser: BlackRock Advisors, LLC	1.10%	13.20%	12.42%	16.60%
Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund[7] (Institutional Shares) Investment Adviser: BlackRock Advisors, LLC	1.00%	1.24%	9.41%	8.82%
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.63%	15.12%	12.49%	10.48%
Seeks capital appreciation.	ClearBridge Aggressive Growth Fund[7] (Class I) Investment Adviser: Cohen & Steers Capital Management, Inc.	0.82%	8.17%	11.32%	13.18%
The investment objective of the Fund is total return through investment in real estate securities.	Cohen & Steers Real Estate Securities Fund, Inc.[7] (Class A) Investment Adviser: Cohen & Steers Capital Management, Inc.	1.13%	41.68%	13.38%	13.34%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[7]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Columbia Select Mid Cap Value Fund[8] Class A) Investment Adviser: Columbia Management Investment Advisers, LLC	1.13%	18.15%	10.99%	11.86%
Seeks long-term capital growth.	DWS Small Cap Growth Fund[8] (Class S) Investment Adviser: DWS Investment Management Americas, Inc.	0.95%	12.91%	12.90%	12.43%
Seeks long-term growth of capital.	Davis Financial Fund[8] (Class Y) Investment Adviser: Davis Selected Advisers, L.P. Subadviser: Davis Selected Advisers-NY, Inc.	0.74%	-5.67%	7.78%	9.07%
Seeks to provide growth of Capital.	Delaware Ivy Science and Technology Fund[8] (Class Y) Investment Adviser: Delaware Management Company	1.20%	15.43%	24.35%	19.40%
Seeks capital appreciation.	Delaware Small Cap Value Fund[8] (Class A) Investment Adviser: Delaware Management Company	1.14%	33.91%	9.20%	11.61%
Seeks to provide long-term capital growth.	Federated Hermes International Leaders Fund[8] (Institutional Shares) Investment Adviser: Federated Global Investment Management Corp.	1.08%	5.02%	9.47%	9.10%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[8]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
USP.167680-22	16

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Fidelity Advisor® New Insights Fund[9] (Class I) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.51%	24.62%	19.72%	16.33%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.52%	27.83%	20.17%	16.64%
Seeks capital appreciation.	Franklin Biotechnology Discovery Fund[9,10] (Advisor Class) Investment Adviser: Franklin Advisers, Inc.	0.74%	30.34%	8.17%	N/A
Seeks high total return. Total return consists of both capital appreciation and current dividend and interest income.	Franklin Natural Resources Fund[9] (Advisor Class) Investment Adviser: Franklin Advisers, Inc.	1.00%	-21.38%	-21.11%	-7.01%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[9]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[10]	This Fund is only available to plans offering the Fund prior to July 8, 2014.
USP.167680-22	17

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[11] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	25.37%	9.94%	12.13%
Seeks long-term growth of capital.	Goldman Sachs Growth Opportunities Fund (Investor Shares)[12] Investment Adviser: Goldman Sachs Asset Management, L.P.	0.98%	44.48%	18.94%	14.29%
Seeks long-term capital appreciation.	Invesco American Value Fund (Class R5)[12] Investment Adviser: Invesco Advisers, Inc.	0.79%	27.90%	9.32%	11.14%
Seeks capital appreciation.	Invesco Developing Markets Fund (Class Y)[12,13] Investment Adviser: Invesco Advisers, Inc.	0.95%	-7.25%	10.02%	6.47%
Seeks long-term growth of capital.	Invesco Energy Fund (Class R5)[12] Investment Adviser: Invesco Advisers, Inc.	1.00%	56.74%	-5.26%	-3.74%
Seeks total return, comprised of current income and capital appreciation.	Invesco Floating Rate ESG Fund (Class R5)[12] Investment Adviser: Invesco Advisers, Inc. Subadviser: Invesco Senior Secured Management, Inc.	0.16%	6.39%	3.99%	4.58%
Seeks total return, through growth of capital and current income.	Invesco High Yield Fund (Class R5)[12] Investment Adviser: Invesco Advisers, Inc.	0.75%	4.21%	3.88%	5.86%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[11]	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
[12]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[13]	The Invesco Developing Markets Fund is only available to plans offering the Fund prior to April 12, 2013.
USP.167680-22	18

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Invesco EVQ International Equity Fund (formerly known as Invesco International Growth Fund (Class Y)[14] Investment Adviser: Invesco Advisers, Inc.	0.86%	5.77%	9.99%	7.94%
Seeks capital appreciation.	Invesco International Small-Mid Company Fund (Class Y)[14,15] Investment Adviser: Invesco Advisers, Inc.	1.07%	14.14%	17.51%	16.55%
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund® (Class A) [14] Investment Adviser: Invesco Advisers, Inc.	1.06%	16.26%	11.03%	12%
Seeks total return.	Invesco V.I. Main Street Small Cap Fund® (Series I) Investment Adviser: Invesco Advisers, Inc.	0.84%	22.55%	13.73%	14.69%
Seeks capital appreciation and current income.	JPMorgan Equity Income Fund (Class I)[14,16] Investment Adviser: J.P. Morgan Investment Management Inc.	0.71%	25.13%	12.96%	13.36%
Seeks long-term capital appreciation.	Lazard International Equity Portfolio (Open Shares)[14] Investment Adviser: Lazard Asset Management LLC	1.07%	5.76%	7.91%	7.15%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[14]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[15]	This Fund is only available to plans who have selected the Fund as an investment option prior to April 1, 2016.
[16]	This fund is closed to new sales to new retirement plans after April 3, 2017.
USP.167680-22	19

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks to deliver a high level of current income consistent with the preservation of capital by investing in a variety of short maturity debt securities including, investment grade and high yield corporate bonds, U.S. government securities, and mortgage- and other asset-backed debt securities.	Lord Abbett Short Duration Income Fund (Class R4)[17] Investment Adviser: Lord, Abbett & Co. LLC	0.59%	1.13%	2.59%	2.79%
Seeks capital appreciation.	MFS® International Intrinsic Value Fund (Class R3)[17,18] Investment Adviser: Massachusetts Financial Services Company	0.97%	10.31%	13.88%	12.22%
Seeks capital appreciation.	MFS® New Discovery Fund (Class R3)[17] Investment Adviser: Massachusetts Financial Services Company	1.24%	1.26%	20.64%	15.64%
Seeks to maximize long-term total return.	Metropolitan West Total Return Bond Fund (Class M)[17] Investment Adviser: Metropolitan West Asset Management, LLC	0.67%	-1.34%	3.08%	3.82%
Seeks total return through a combination of capital appreciation and current income.	PGIM Jennison Utility Fund (Class Z)[17,19] Investment Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	0.56%	15.26%	12.28%	12.16%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[17]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[18]	This Fund is only available to plans offering the Fund on or before October 16, 2017.
[19]	Effective on or about June 1, 2018, Class Z shares of the PGIM Jennison Utility Fund were closed to investments by new group retirement plans. Existing plans may keep their investment in Class Z and may continue to make additional purchases or exchanges.
USP.167680-22	20

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn Strategy Fund® (Administrative Class)[20] Investment Adviser: Pacific Investment Management Company LLC	1.16%	43.68%	9.48%	-1.18%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	0.67%	5.59%	5.33%	3.05%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares) [20] Investment Adviser: Parnassus Investments	0.84%	27.55%	18.64%	16.41%
Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.	TCW Total Return Bond Fund (Class N)[20] Investment Adviser: TCW Investment Management Company	0.79%%	-1.20%	3.43%	3.85%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Class A)[20] Investment Adviser: Franklin Advisers, Inc.	0.94%	-7.77%	0.39%	1.37%
Seeks long-term capital appreciation.	Third Avenue Real Estate Value Fund (Institutional Class)[20] Investment Adviser: Third Avenue Management LLC	1.18%	30.54%	7.27%	10.02%
Seeks high current income without undue risk to principal.	USAA Intermediate Term Bond Fund (Class A)[20] Investment Adviser: Victory Capital Management Inc.	0.92%	6.60%	5.54%	4.81%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[20]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
USP.167680-22	21

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
A non-diversified Fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.	USAA Precious Metals and Minerals Fund (Class A)[21] Investment Adviser: Victory Capital Management Inc.	1.12%	9.45%	9.35%	-2.48%
Seeks to provide long-term capital growth.	Victory Integrity Small-Cap Value Fund (Class Y)[21] Investment Adviser: Victory Capital Management Inc.	1.08%	1.21%	7.23%	8.32%
Seeks to outperform the S&P 500® Index.	Voya Corporate Leaders® 100 Fund (Class I)[21] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.655%	27.77%	15.39%	14.89%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Claass I)[22] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	20.87%	10.47%	8.86%
Seeks total return.	Voya Global Perspectives® Portfolio (Class I)[23] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.84%	6.09%	9.24%	N/A

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[21]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[22]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
[23]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Fund of Funds” for more information.
USP.167680-22	22

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class A)[24] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%%	-0.91%	2.07%	1.94%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[25] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	0.09%	0.90%	0.47%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	29.00%	17.52%	15.05%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	5.28%	5.89%	6.31%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[24]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[25]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
USP.167680-22	23

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2025 Portfolio (Class I)[26] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	10.70%	10.17%	9.23%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2030 Portfolio (Class I)[26] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	12.40%	11.21%	10.16%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2035 Portfolio (Class I)[26] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	14.17%	12.09%	10.95%

*	Current Expenses are each Fund’s total annual operating expenses as reported in the Fund’s prospectus.
[26]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
USP.167680-22	24

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2040 Portfolio[27] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.49%	16.58%	13.06%	11.60%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2045 Portfolio[27] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	17.86%	13.52%	11.93%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2050 Portfolio[27] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.52%	17.81%	13.44%	11.88%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[27]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
USP.167680-22	25

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2055 Portfolio[28] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	17.95%	13.56%	11.95%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2060 Portfolio[28] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.56%	18.18%	13.69%	N/A
Seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2065 Portfolio[28] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	18.45%	N/A	N/A

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[28]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
USP.167680-22	26

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Income Portfolio[29] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	6.09%	7.22%	6.32%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.59%	-0.88%	4.17%	4.14%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio[30] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.73%	12.08%	6.22%	5.92%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.54%	10.86%	9.37%	7.81%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[29]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[30]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
USP.167680-22	27

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.95%	19.28%	21.27%	17.54%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.82%	26.99%	12.07%	12.26%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%	12.07%	18.81%	15.40%
Seeks maximum long-term capital appreciation.	Voya Multi-Manager International Small Cap Fund[31] (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Acadian Asset Management LLC and Victory Capital Management Inc.	1.30%	15.88%	12.13%	10.93%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[31]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
USP.167680-22	28

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.42%	27.41%	19.26%	16.76%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.52%	22.17%	14.66%	14.48%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.54%	14.34%	11.65%	12.98%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.99%	14.76%	8.78%	12.20%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.02%	4.67%	10.68%	12.18%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
USP.167680-22	29

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.39%	-1.87%	3.22%	2.55%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	28.37%	18.16%	16.25%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.30%	27.57%	10.66%	13.42%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.34%	20.43%	22.83%	17.10%
Seeks total return including capital appreciation and current income.	VY® Clarion Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	1.27%	34.14%	9.82%	8.89%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.71%	18.60%	9.52%	10.57%
Seeks capital appreciation.	VY® Invesco Global Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.83%	15.37%	18.15%	14.29%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.89%	28.97%	10.25%	12.34%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.51%	-10.00%	13.49%	7.33%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.11%	18.32%	12.45%	14.17%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	18.40%	14.98%	13.62%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	25.27%	11.00%	11.78%
A non-diversified Fund that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	1.06%	20.15%	23.21%	19.11%
Seeks long-term capital appreciation.	Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	1.25%	-2.73%	8.35%	7.04%
Seeks long-term capital appreciation.	Wanger Select Investment Adviser: Columbia Wanger Asset Management, LLC	1.16%	-14.87%	8.77%	9.91%
Seeks long-term capital appreciation.	Wanger Acorn** Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	8.90%	15.88%	14.79%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Prior to May 1, 2022, this Fund was known as Wanger USA.
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HOW TO GET MORE INFORMATION

This updating summary prospectus incorporates by reference the full Multiple Sponsored Retirement Options II Contract prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2022, as amended or supplemented. You can find these documents online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA28672 for the prospectus and https://vpx.broadridge.com/getcontract1.asp?dtype=sai&cid=voyavpx&fid=NRVA28672 for the SAI. You can also obtain these documents at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

EDGAR Contract Identifier: C0000091927

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